Intangible Assets and Goodwill - Continuity Schedule of Intangible Assets and Goodwill (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 367,448	$ 412,267
Goodwill	887,737	927,882
Total	1,255,185	1,340,149	$ 3,860,916
Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,699	146,699
Total	146,699	146,699	148,399
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,895	26,684
Total	25,895	26,684	$ 170,703
Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	49,275	71,395
Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	75,286	81,615
Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,236	1,418
Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	40,511	52,791
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	28,546	31,665
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets	500,261	759,056
Goodwill	921,494	3,212,963
Total	1,421,755	3,972,019
Cost | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	146,699	148,399
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	25,895	170,098
Cost | Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	96,838	104,807
Cost | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	109,127	216,220
Cost | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,895	1,895
Cost | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	78,099	82,500
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	41,708	35,137
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(121,628)	(87,726)
Goodwill	0	0
Total	(121,628)	(87,726)
Accumulated amortization | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Accumulated amortization | Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(40,155)	(29,209)
Accumulated amortization | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(33,841)	(29,260)
Accumulated amortization | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(659)	(477)
Accumulated amortization | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(37,588)	(25,308)
Accumulated amortization | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	(9,385)	(3,472)
Impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,185	259,063
Goodwill	33,757	2,285,081
Total	44,942	2,544,144
Impairment | Brand
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	1,700
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	143,414
Impairment | Customer relationships and distribution network
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,408	4,203
Impairment | Permits and licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	105,345
Impairment | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	0
Impairment | Intellectual property and know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets	0	4,401
Impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,777	$ 0